Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Exercise Price Range

A summary of stock option activity for the stock option plans for the years ended December 31, 2025 and 2024 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.14
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

Granted	2,158,333	0.18
Expired	(1,930,400)	(0.33)
Cancelled	(110,000)	(0.19)
Outstanding December 31, 2025	10,477,683	$0.29

The aggregate intrinsic value for options as of December 31, 2025 was $784,196 (2024 - $nil).

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2025:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,268,750	952,875	March 25, 2029
CAD$0.25	2,113,333	169,467	August 21, 2030
CAD$0.30	1,805,000	1,227,400	February 21, 2028
CAD$0.50	789,600	789,600	February 1, 2026
CAD$0.50	2,295,000	2,111,400	February 1, 2027
CAD$0.66	200,000	200,000	July 12, 2026
CAD$1.02	1,006,000	1,006,000	April 6, 2026
	10,477,683	6,456,742

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2025:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,268,750	952,875	March 25, 2029
CAD$0.25	2,113,333	169,467	August 21, 2030
CAD$0.30	1,805,000	1,227,400	February 21, 2028
CAD$0.50	789,600	789,600	February 1, 2026
CAD$0.50	2,295,000	2,111,400	February 1, 2027
CAD$0.66	200,000	200,000	July 12, 2026
CAD$1.02	1,006,000	1,006,000	April 6, 2026
	10,477,683	6,456,742